RISK AND CAPITAL MANAGEMENT: FINANCIAL INSTRUMENTS - Disclosure of detailed information about financial assets (Details) $ in Thousands	Dec. 31, 2020 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Investments	$ 15,003
Warrants	636
Strategic investments	4,870
Total	20,509
Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Investments	14,653
Warrants	0
Strategic investments	290
Total	14,943
Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Investments	350
Warrants	636
Strategic investments	4,580
Total	5,566
Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Investments	0
Warrants	0
Strategic investments	0
Total	$ 0